INCOME TAXES - Net Deferred Tax Amount (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Net operating loss carry over	$ 120,261	$ 71,879
Less: valuation allowance	(120,261)	(71,879)
Net deferred tax asset